Business Acquisition - Schedule of Consideration Paid (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 13, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Fair value of milestone payments		$ 0
Betcha Sports Inc [Member]
Business Acquisition [Line Items]
Fair value of common stock	$ 21,306
Cash consideration	759	$ 800
Fair value of milestone payments	9,720
Fair value of earnouts	7,500
Total purchase consideration	$ 39,285